SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company has evaluated subsequent events for recognition and disclosure through August 15, 2022, which is the date the condensed consolidated financial statements were available to be issued, and has determined the following are material subsequent events that require recognition or disclosure in the accompanying condensed consolidated financial statements.

On July 25, 2022, the Company entered into a Consulting Agreement with a Consultant for professional services primarily focused on business development opportunities to enhance exposure to the Company’s devices and detection systems. The Consultant is operated by a beneficial owner of the Company. The Consulting Agreement commenced on the effective date and will continue through March 31, 2023. The Company is committed to pay 75,000 restricted shares of the Company’s common stock to the Consultant for the professional services. The restricted shares are to be issued no later than 30-days from the signing of the Consulting Agreement, or August 24, 2022. At the date of filing of the Company’s June 30, 2022 Form 10-Q the restricted shares had not been issued.

On August 3, 2022, the Company entered into a Settlement Agreement with a former employee to resolve certain claims requiring the Company to pay $65,000 in cash consideration and a warrant to purchase 10,000 shares of the Company’s common stock at $4.25 per share in satisfaction of the agreed upon terms of the Settlement Agreement. The cash consideration was paid in full and the warrant was issued on August 10, 2022.

NOTE 18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events for recognition and disclosure through March 11, 2022, which is the date the consolidated financial statements were available to be issued.

Effective January 1, 2022, the Company entered into an Executive Employment Agreement with Jerry Wenzel to serve as our Chief Financial Officer. Under the terms of his Employment Agreement, Mr. Wenzel will perform services that are customary and usual for a chief financial officer, in exchange for: (i) an annual base salary of $175,000, (ii) incentive stock options under our 2019 Equity Incentive Plan to acquire 66,667 shares of our common stock, at an exercise price of $7.755, which is equal to 110% of the fair market value of our common stock on January 10, 2022 (the date the options were eligible to be issued under Mr. Wenzel’s Employment Agreement), with the stock options to vest in 8 equal quarterly installments of 8,333 shares during the two-year term of the Employment Agreement, with a ten year term, and (iii) 16,667 RSUs under our 2019 Equity Incentive Plan, which vest the earlier of the expiration of any lock-up period that includes the securities of the Company owned by the Plan participant after the up lift of the Company to a national exchange or January 1, 2023.

On January 7, 2022, our stockholders approved an amendment to our Articles of Incorporation to effect a reverse stock split of our outstanding common stock at a ratio between of 1-for-2 and 1-for-3 in connection with our planned listing on Nasdaq.  On March 4, 2022 the Board of Directors approved the reverse split ratio of 1-for-3 with the anticipated effective date of the reverse split on or about March 28, 2022 (see Note 19), Also on January 7, 2022, our stockholders also approved an amendment to our 2019 Equity Incentive Plan to increase the shares authorized to be issued under the Plan from 1,282,823 shares to 1,733,333 shares.

On January 12, 2022 the Company issued 16,667 shares of its common stock for RSUs vested (see Note 15) during 2021.

On January 18 and 21, 2022 the Company entered into consulting agreements to provide strategic advisory and digital marketing services.  In addition to the cash payment requirements for services provided, the agreements include the issuance of 175,000 and 98,000 shares of common stock, respectively, on a post reverse split basis within 15 days of our stock being listed on Nasdaq.

On March 1, 2022 the Board of Directors approved the designation of 3,000,000 shares of the Company’s Preferred Stock as “Series B Convertible Preferred Stock”.  The Series B Convertible Preferred Stock shares are to be issued in exchange for 333,333 shares of the Company’s common stock held by the Company’s CEO David Gandini and 666,667 shares of the Company’s common stock held by IDTEC SPV, LLC, an entity controlled by a beneficial owner of the Company.  The Company entered into the Share Exchange Agreements to provide certain changes to its capital structure in connection with the planned underwriting offering and potential listing on Nasdaq.   The rights and preferences of the Series B Convertible Preferred Stock are as follows: (a) dividends shall not be mandatory or cumulative, (b) liquidation preference over the Company’s common stock, (c) each share of Series B Convertible Preferred Stock shall be convertible, at the option of the holder, beginning on the date that is six months from the date the Holder acquired the shares of Series B Convertible Preferred Stock, and without the payment of additional consideration by the holder , into one share of common stock, (d) no redemption rights by the Company, (e) no call rights by the Company, and (f) each share of Series B Convertible Preferred Stock will vote on an “as converted” basis.

On March 3, 2022 the Company authorized the issuance of 7,917 shares of common stock under the terms of a $47,500 convertible note payable (see Note 10) issued March 6, 2020 with interest at 5%, due March 6, 2022 and convertible at $6 per share.